Supplemental cash flows (Details) - Schedule of Incurred Non-Cash Financing and Investing Activities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-cash financing activities:
Share issue costs on finders’ warrants issued	$ 1,415,057
Deferred financing costs remaining in accounts payable and accrued liabilities		1,513,220
Total non-cash financing activities	1,415,057	1,513,220
Non-cash investing activities:
Mineral property costs included in accounts payable and accrued liabilities	327,607	27,040
Property, plant, and equipment additions included in accounts payable and accrued liabilities	187,834	20,090
Reclamation Settlements remaining in Accounts Payable	9,651
Convertible promissory note issued for asset acquisition (Note 10)	60,000,000
Marketable securities received on divestitures	9,815,100	3,051,564
Total non-cash investing activities	$ 70,340,192	$ 3,098,694